Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Current Assets

At June 30, 2026 and December 31, 2025, prepaid expenses and current assets consisted of the following.

	June 30, 2026	December 31, 2025
	(Unaudited)
Interest receivable from third-party loans	$2,948	$168,952
Other receivables (1)	7,559	2,709
Total	$10,507	$171,661

(1)	Other receivables primarily consist of reserve funds and social security.